Earnings (Losses) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income/(loss) attributable to Changyou.com Limited	$ 144,947	$ 212,784	$ (3,381)
Numerator for basic earnings/(losses) per share	144,947	212,784	(3,381)
Numerator for diluted earnings/(losses) per share	$ 144,936	$ 212,784	$ (3,381)
Ordinary shares [Member]
Denominator:
Weighted average number of ordinary shares outstanding-basic	104,560	104,924	105,722
Incremental shares from treasury stock method	1,718	838	0
Weighted average number of ordinary shares outstanding-diluted	106,278	105,762	105,722
Basic net income/(loss) per share (in US dollars per share)	$ 1.39	$ 2.03	$ (0.03)
Diluted net income/(loss) per share (in US dollars per share)	$ 1.36	$ 2.01	$ (0.03)